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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146452



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                        FS VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES

              SEASONS ELITE VARIABLE ANNUITY DATED AUGUST 28, 2008
            SEASONS SELECT II VARIABLE ANNUITY DATED AUGUST 28, 2008

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In correcting the scrivener's error, the Fidelity Variable Insurance Products
Trust is added to the list of shares found under section "12b-1 Fees" subject to a 0.25% 12b-1 fee.




Dated: September 23, 2008



                Please keep this Supplement with your Prospectus